RULE 497 DOCUMENT

On behalf of the Goldman Sachs Retirement Strategy 2010 Portfolio, Goldman Sachs Retirement Strategy 2015 Portfolio, Goldman Sachs Retirement Strategy 2020 Portfolio, Goldman Sachs Retirement Strategy 2030 Portfolio, Goldman Sachs Retirement Strategy 2040 Portfolio, and Goldman Sachs Retirement Strategy 2050 Portfolio (the “Portfolios”), each a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Portfolios pursuant to Rule 497(e) (Accession No. 0001193125-12-386671) on September 10, 2012, which is incorporated by reference into this Rule 497 Document.